Other liabilities and provisions - LTCIP - Narrative (Details)	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2018	Nov. 30, 2015	Dec. 31, 2013	Oct. 02, 2013 EUR (€) item shares
Other liabilities and provisions
Value of individual award units					€ 5,000
Limit on grant of LTCIP awards units (as a percent)					10
Award units granted | shares					684
Number of performance periods for award vesting | item					3
Vesting percentage of performance awards	40	40		20
Probability percentage of target achievement for LTCIP			80
Percentage of employee turnover			5.8
Gains (losses) on valuation of LTCIP	€ 478,000